Related Party Transactions (Details) - shares	Aug. 12, 2024	Mar. 12, 2023	Jun. 04, 2022
2021 Share Incentive Plan [Member]
Related Party Transaction [Line Items]
Aggregate common shares			1,380
2022 Share Incentive Plan [Member]
Related Party Transaction [Line Items]
Aggregate common shares	11,000	670